Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, Japan) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥)
Consolidated, MUFG
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 17,858,656	¥ 18,669,510
Total capital (to risk-weighted assets): Actual ratio	0.1429	0.1631
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 15,476,287	¥ 15,982,746
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1238	0.1396
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 13,823,912	¥ 14,113,722
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1106	0.1233
Leverage Ratio: Actual amount	¥ 15,476,287	¥ 15,982,746
Leverage Ratio: Actual ratio	0.0514	0.0545
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 15,002,201	¥ 13,730,324
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.1201	0.1200
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 12,503,916	¥ 11,441,937
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.1001	0.1000
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 10,630,203	¥ 9,725,646
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0851	0.0850
Leverage Ratio: Amount for capital adequacy purposes	¥ 9,023,770	¥ 8,781,753
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300
Consolidated, MUFG | FSA's requirements applicable to Japanese banking institutions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Capital conservation buffer	2.50%	2.50%
G-SIB surcharge	1.50%	1.50%
Consolidated, BK
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 14,076,877	¥ 14,630,443
Total capital (to risk-weighted assets): Actual ratio	0.1294	0.1504
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 12,092,189	¥ 12,411,352
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1111	0.1276
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 10,728,587	¥ 10,865,302
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.0986	0.1117
Leverage Ratio: Actual amount	¥ 12,092,189	¥ 12,411,352
Leverage Ratio: Actual ratio	0.0496	0.0522
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 8,700,226	¥ 7,779,147
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 6,525,170	¥ 5,834,360
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 4,893,877	¥ 4,375,770
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 7,312,672	¥ 7,123,396
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300
Consolidated, TB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 1,969,282	¥ 2,099,662
Total capital (to risk-weighted assets): Actual ratio	0.2078	0.2247
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,803,306	¥ 1,870,988
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1903	0.2002
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,640,458	¥ 1,681,140
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1731	0.1799
Leverage Ratio: Actual amount	¥ 1,803,306	¥ 1,870,988
Leverage Ratio: Actual ratio	0.0677	0.0753
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 758,073	¥ 747,524
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 568,555	¥ 560,643
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 426,416	¥ 420,482
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 798,855	¥ 744,744
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300
Stand-alone, BK
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 11,167,553	¥ 12,359,493
Total capital (to risk-weighted assets): Actual ratio	0.1191	0.1460
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 9,565,792	¥ 10,512,405
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1020	0.1242
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 8,261,659	¥ 9,025,272
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.0881	0.1066
Leverage Ratio: Actual amount	¥ 9,565,792	¥ 10,512,405
Leverage Ratio: Actual ratio	0.0459	0.0514
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 7,498,348	¥ 6,770,631
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 5,623,761	¥ 5,077,974
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 4,217,821	¥ 3,808,480
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 6,249,606	¥ 6,127,521
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300
Stand-alone, TB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 2,122,840	¥ 2,294,694
Total capital (to risk-weighted assets): Actual ratio	0.1997	0.2191
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,957,340	¥ 2,066,480
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1842	0.1973
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,794,840	¥ 1,876,980
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1689	0.1792
Leverage Ratio: Actual amount	¥ 1,957,340	¥ 2,066,480
Leverage Ratio: Actual ratio	0.0781	0.0895
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 850,030	¥ 837,567
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 637,523	¥ 628,176
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 478,142	¥ 471,132
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 751,302	¥ 691,914
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300